Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Future Contractual Lease Payments (Details) - Property, plant and equipment [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts payable under leases:
Present value of lease liabilities	R$ 1,891	R$ 1,519
Less: Interest to be appropriated	(302)	(287)
Up to 1 year [Member]
Amounts payable under leases:
Present value of lease liabilities	959	912
From 2 to 3 years [Member]
Amounts payable under leases:
Present value of lease liabilities	R$ 1,234	R$ 894